Schedule III Real Estate and Accumulated Depreciation- Narratives (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Impairment charge	$ 1,604,989	$ 0	$ 3,395,430	$ 0	$ 1,500,000
Aggregate cost of real estate for federal income tax purpose			$ 57,600,000